Restricted Cash and Short Term Deposits (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 162,199,000	$ 188,289,000
Less: Amounts included in current restricted cash and short-term deposits	(100,748,000)	(111,545,000)	$ (222,612,000)	$ (332,033,000)
Restricted cash (non-current portion)	61,451,000	76,744,000	$ 152,664,000	$ 154,393,000
Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	75,903,000	75,968,000
Lessor VIEs
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	61,738,000	34,947,000
Interest Rate Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	11,142,000	0
Office lease
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	731,000	826,000
Return Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	0	55,573,000
Margin Loan facility | Line of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	7,848,000	10,000,000
$1.125 billion facility | Interest-bearing Deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	4,837,000	10,975,000
Line of Credit | $1.125 billion facility | Secured Debt
Restricted Cash and Cash Equivalents Items [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,125,000,000	$ 1,125,000,000